INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of December 31, 2021
		Gross		Net
	Amortization	carrying	Accumulated	carrying
RMB	period	amount	amortization	amount
Trademarks	5-10 years	8,248,272	(6,165,790)	2,082,482
Domain name	5-10 years	3,792,424	(3,576,528)	215,896
License	10 years	1,943,396	(573,585)	1,369,811

Total		13,984,092	(10,315,903)	3,668,189

	As of December 31, 2022
		Gross		Net
	Amortization	carrying	Accumulated	carrying
RMB	period	amount	amortization	amount
Trademarks	5-10 years	8,983,153	(8,503,451)	479,702
Domain name	5-10 years	3,820,913	(3,618,766)	202,147
License	10 years	1,943,396	(767,925)	1,175,471

Total		14,747,462	(12,890,142)	1,857,320

Summary of amortization expenses on intangible assets

Amortization expense on intangible assets was allocated to the following expense items:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	194,340	194,340	194,340
General and administrative expenses	1,783,927	1,677,810	1,745,967

Total amortization expense	1,978,267	1,872,150	1,940,307